Stock Options and Warrants - Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Options vested and expected to vest Ending Balance		18,958,403	15,407,902
2006 Plan and 2010 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance	16,028,400	15,122,900	14,730,207
Number of Shares, Granted	4,104,000	1,491,500	2,398,000
Number of Shares, Exercised			(17,500)
Number of Shares, Canceled or expired	(423,283)	(586,000)	(1,987,807)
Number of Shares, Outstanding, Ending balance		16,028,400	15,122,900
Number of Shares, Outstanding, Ending balance	19,709,117
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance	$ 1.12	$ 1.18	$ 1.26
Number of Shares, Options vested and expected to vest Ending Balance	18,704,421
Weighted Average Exercise Price Per Share, Granted	$ 0.16	$ 0.26	$ 0.38
Number of Shares, Options exercisable Ending Balance	12,626,784
Weighted Average Exercise Price Per Share, Exercised			$ 0.22
Weighted Average Exercise Price Per Share, Canceled or expired	$ 0.72	$ 0.61	$ 0.78
Weighted Average Exercise Price Per Share, vested and exercisable Ending balance	$ 0.93	$ 1.12	$ 1.18
Weighted Average Exercise Price, Options vested or expected to vest Ending Balance	$ 0.97
Weighted Average Exercise Price, Options exercisable Ending Balance	$ 1.20
Weighted Average Remaining Contractual Term, Options Outstanding Ending Balance	6 years 8 months 19 days
Weighted Average Remaining Contractual Term, Options vested or expected to vest Ending Balance	6 years 6 months 26 days
Weighted Average Remaining Contractual Term, Options exercisable Ending Balance	5 years 5 months 23 days
Aggregate Intrinsic Value, Options vested or expected to vest Ending Balance
Aggregate Intrinsic Value, Options exercisable Ending Balance
Outside Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance	7,609,293		8,254,232
Number of Shares, Outstanding, Beginning balance		8,254,232
Number of Shares, Granted				10,257,593
Number of Shares, Exercised
Number of Shares, Canceled or expired		(644,939)
Number of Shares, Outstanding, Ending balance			8,254,232
Number of Shares, Outstanding, Ending balance	7,609,293	7,609,293
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance	$ 0.62	$ 0.65	$ 0.65
Weighted Average Exercise Price Per Share, Granted
Weighted Average Exercise Price Per Share, Exercised
Weighted Average Exercise Price Per Share, Canceled or expired		$ 1.00
Weighted Average Exercise Price Per Share, vested and exercisable Ending balance	$ 0.62	$ 0.62	$ 0.65
Weighted Average Remaining Contractual Term, Options Outstanding Ending Balance	5 years 4 months 10 days
Weighted Average Remaining Contractual Term, Options vested or expected to vest Ending Balance	5 years 4 months 10 days
Weighted Average Remaining Contractual Term, Options exercisable Ending Balance	5 years 4 months 10 days
Aggregate Intrinsic Value, Options outstanding, Ending balance